Subsequent event (Details Narrative) - Arrangement Agreement [Member] - Subsequent Event [Member] shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Former Mogo Shareholders [Member]
Statement Line Items [Line Items]
Ownership interest	80.00%
Common shares held	2,550,972
Difference Capital Financial Inc [Member]
Statement Line Items [Line Items]
Ownership interest	20.00%
Common shares held	2,449,163